Financial Instruments	12 Months Ended
Dec. 31, 2018
Financial Instruments
Financial Instruments

NOTE D. FINANCIAL INSTRUMENTS

Fair Value Measurements

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the company’s financial assets and financial liabilities that are measured at fair value on a recurring basis at December 31, 2018 and 2017.

($ in millions)

At December 31, 2018:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents (1)
Time deposits and certificates of deposit	$—	$7,679	$—	$7,679	(6)
Money market funds	25	—	—	25

Total	25	7,679	—	7,704

Equity investments (2)	0	—	—	0
Debt securities — current (3)	—	618	—	618	(6)
Derivative assets (4)	1	731	—	731	(7)

Total assets	$26	$9,028	$—	$9,053

Liabilities

Derivative liabilities (5)	$40	$343	$—	$383	(7)

(1)	Included within cash and cash equivalents in the Consolidated Statement of Financial Position.
(2)	Included within investments and sundry assets in the Consolidated Statement of Financial Position.
(3)	Included within marketable securities in the Consolidated Statement of Financial Position.
(4)

The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2018 were $385 million and $347 million, respectively.

(5)

The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2018 were $177 million and $206 million, respectively.

(6)	Available-for-sale debt securities with carrying values that approximate fair value.
(7)

If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Statement of Financial Position, the total derivative asset and liability positions each would have been reduced by $267 million.

($ in millions)

At December 31, 2017:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents (1)
Time deposits and certificates of deposit	$—	$8,066	$—	$8,066
Commercial paper	—	96	—	96
Money market funds	26	—	—	26
Canadian government securities	—	398	—	398

Total	26	8,560	—	8,586	(6)

Equity investments (2)	4	—	—	4
Debt securities — current (3)	—	608	—	608	(6)
Debt securities — noncurrent (2)	4	7	—	11
Derivative assets (4)	—	942	—	942	(7)

Total assets	$33	$10,117	$—	$10,151

Liabilities

Derivative liabilities (5)	$—	$415	$—	$415	(7)

(1)	Included within cash and cash equivalents in the Consolidated Statement of Financial Position.
(2)	Included within investments and sundry assets in the Consolidated Statement of Financial Position.
(3)	U.S. Government securities reported as marketable securities in the Consolidated Statement of Financial Position.
(4)

The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2017 were $185 million and $757 million, respectively.

(5)

The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2017 were $377 million and $38 million, respectively.

(6)	Available-for-sale securities with carrying values that approximate fair value.
(7)

If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Statement of Financial Position, the total derivative asset and liability positions each would have been reduced by $255 million.

Financial Assets and Liabilities Not Measured at Fair Value

Short-Term Receivables and Payables

Notes and other accounts receivable and other investments are financial assets with carrying values that approximate fair value. Accounts payable, other accrued expenses and short-term debt (excluding the current portion of long-term debt) are financial liabilities with carrying values that approximate fair value. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy, except for short-term debt, which would be classified as Level 2.

Loans and Long-Term Receivables

Fair values are based on discounted future cash flows using current interest rates offered for similar loans to clients with similar credit ratings for the same remaining maturities. At December 31, 2018 and 2017, the difference between the carrying amount and estimated fair value for loans and long-term receivables was immaterial. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy.

Long-Term Debt

Fair value of publicly traded long-term debt is based on quoted market prices for the identical liability when traded as an asset in an active market. For other long-term debt for which a quoted market price is not available, an expected present value technique that uses rates currently available to the company for debt with similar terms and remaining maturities is used to estimate fair value. The carrying amount of long-term debt was $35,605 million and $39,837 million and the estimated fair value was $36,599 million and $42,264 million at December 31, 2018 and 2017, respectively. If measured at fair value in the financial statements, long-term debt (including the current portion) would be classified as Level 2 in the fair value hierarchy.

Available-for-Sale Securities

Gross realized gains/losses from the sale of available-for-sale securities during the years ended December 31, 2018 and 2017 were immaterial. After-tax net unrealized holding gains/losses on available-for-sale securities that have been included in other comprehensive income/(loss) for the years ended December 31, 2018 and 2017 were immaterial.

During the fourth quarter of 2014, the company acquired equity securities in conjunction with the sale of the System x business which were classified as available-for-sale securities. Based on an evaluation of available evidence as of December 31, 2015, the company recorded an other-than-temporary impairment loss of $86 million resulting in an adjusted cost basis of $185 million as of December 31, 2015. In the first quarter of 2016, the company recorded a gross realized loss of $37 million (before taxes) related to the sale of all the outstanding shares. The loss on this sale was recorded in other (income) and expense in the Consolidated Statement of Earnings.

Sales of debt and available-for-sale equity investments during the period were as follows:

($ in millions)

For the year ended December 31:	2018	2017	2016
Proceeds	$0	$7	$151
Gross realized gains (before taxes)	—	3	3
Gross realized losses (before taxes)	—	2	37

The contractual maturities of substantially all available-for-sale debt securities are less than one year at December 31, 2018.

Derivative Financial Instruments

The company operates in multiple functional currencies and is a significant lender and borrower in the global markets. In the normal course of business, the company is exposed to the impact of interest rate changes and foreign currency fluctuations, and to a lesser extent equity and commodity price changes and client credit risk. The company limits these risks by following established risk management policies and procedures, including the use of derivatives, and, where cost effective, financing with debt in the currencies in which assets are denominated. For interest rate exposures, derivatives are used to better align rate movements between the interest rates associated with the company’s lease and other financial assets and the interest rates associated with its financing debt. Derivatives are also used to manage the related cost of debt. For foreign currency exposures, derivatives are used to better manage the cash flow volatility arising from foreign exchange rate fluctuations.

As a result of the use of derivative instruments, the company is exposed to the risk that counterparties to derivative contracts will fail to meet their contractual obligations. To mitigate the counterparty credit risk, the company has a policy of only entering into contracts with carefully selected major financial institutions based upon their overall credit profile. The company’s established policies and procedures for mitigating credit risk on principal transactions include reviewing and establishing limits for credit exposure and continually assessing the creditworthiness of counterparties. The right of setoff that exists under certain of these arrangements enables the legal entities of the company subject to the arrangement to net amounts due to and from the counterparty reducing the maximum loss from credit risk in the event of counterparty default.

The company is also a party to collateral security arrangements with most of its major derivative counterparties. These arrangements require the company to hold or post collateral (cash or U.S. Treasury securities) when the derivative fair values exceed contractually established thresholds. Posting thresholds can be fixed or can vary based on credit default swap pricing or credit ratings received from the major credit agencies. The aggregate fair value of all derivative instruments under these collateralized arrangements that were in a liability position at December 31, 2018 and 2017 was $74 million and $126 million, respectively, for which no collateral was posted at either date. Full collateralization of these agreements would be required in the event that the company’s credit rating falls below investment grade or if its credit default swap spread exceeds 250 basis points, as applicable, pursuant to the terms of the collateral security arrangements. The aggregate fair value of derivative instruments in asset positions as of December 31, 2018 and 2017 was $731 million and $942 million, respectively. This amount represents the maximum exposure to loss at the reporting date if the counterparties failed to perform as contracted. This exposure was reduced by $267 million and $255 million at December 31, 2018 and 2017, respectively, of liabilities included in master netting arrangements with those counterparties. Additionally, at December 31, 2018 and 2017, this exposure was reduced by $70 million and $114 million of cash collateral, respectively. There were no non-cash collateral balances in U.S. Treasury securities at December 31, 2018 and 2017. At December 31, 2018 and 2017, the net exposure related to derivative assets recorded in the Consolidated Statement of Financial Position was $395 million and $572 million, respectively. At December 31, 2018 and 2017, the net position related to derivative liabilities recorded in the Consolidated Statement of Financial Position was $116 million and $160 million, respectively.

In the Consolidated Statement of Financial Position, the company does not offset derivative assets against liabilities in master netting arrangements nor does it offset receivables or payables recognized upon payment or receipt of cash collateral against the fair values of the related derivative instruments. No amount was recognized in other receivables at December 31, 2018 and 2017 for the right to reclaim cash collateral. The amount recognized in accounts payable for the obligation to return cash collateral was $70 million and $114 million at December 31, 2018 and 2017, respectively. The company restricts the use of cash collateral received to rehypothecation, and therefore reports it in restricted cash in the Consolidated Statement of Financial Position. No amount was rehypothecated at December 31, 2018 and 2017.

The company may employ derivative instruments to hedge the volatility in stockholders’ equity resulting from changes in currency exchange rates of significant foreign subsidiaries of the company with respect to the U.S. dollar. These instruments, designated as net investment hedges, expose the company to liquidity risk as the derivatives have an immediate cash flow impact upon maturity which is not offset by a cash flow from the translation of the underlying hedged equity. The company monitors this cash loss potential on an ongoing basis and may discontinue some of these hedging relationships by de-designating or terminating the derivative instrument in order to manage the liquidity risk. Although not designated as accounting hedges, the company may utilize derivatives to offset the changes in the fair value of the de-designated instruments from the date of de-designation until maturity.

In its hedging programs, the company uses forward contracts, futures contracts, interest-rate swaps, cross-currency swaps, and options depending upon the underlying exposure. The company is not a party to leveraged derivative instruments.

A brief description of the major hedging programs, categorized by underlying risk, follows.

Interest Rate Risk

Fixed and Variable Rate Borrowings

The company issues debt in the global capital markets to fund its operations and financing business. Access to cost-effective financing can result in interest rate mismatches with the underlying assets. To manage these mismatches and to reduce overall interest cost, the company may use interest-rate swaps to convert specific fixed-rate debt issuances into variable-rate debt (i.e., fair value hedges) and to convert specific variable-rate debt issuances into fixed-rate debt (i.e., cash flow hedges). At December 31, 2018 and 2017, the total notional amount of the company’s interest rate swaps was $7.6 billion and $9.1 billion, respectively. The weighted-average remaining maturity of these instruments at December 31, 2018 and 2017 was approximately 3.5 years and 4.8 years, respectively. These interest-rate contracts were accounted for as fair value hedges. The company did not have any cash flow hedges relating to this program outstanding at December 31, 2018 and 2017.

Forecasted Debt Issuance

The company is exposed to interest rate volatility on future debt issuances. To manage this risk, the company may use instruments such as forward starting interest-rate swaps to lock in the rate on the interest payments related to the forecasted debt issuances. In connection with this program, in the fourth quarter of 2018, the company entered into forward starting interest-rate swaps. These swaps are linked to future interest payments on anticipated U.S. dollar debt issuances forecasted to occur throughout 2019 and 2020. These swaps are accounted for as cash flow hedges. The maximum length of time over which the company has hedged its exposure to the variability in future cash flows is 30 years. As of December 31, 2018, the total notional amount of forward starting interest-rate swaps outstanding was $5.5 billion. The company did not have any derivative instruments relating to this program outstanding at December 31, 2017.

At December 31, 2018, in connection with cash flow hedges of forecasted interest payments related to the company’s borrowings, the company recorded net losses of $35 million (before taxes) in AOCI. None of the deferred net losses on derivatives in AOCI at December 31, 2018 is expected to be reclassified to net income within the next 12 months.

Foreign Exchange Risk

Long-Term Investments in Foreign Subsidiaries

(Net Investment)

A large portion of the company’s foreign currency denominated debt portfolio is designated as a hedge of net investment in foreign subsidiaries to reduce the volatility in stockholders’ equity caused by changes in foreign currency exchange rates in the functional currency of major foreign subsidiaries with respect to the U.S. dollar. The company also uses cross-currency swaps and foreign exchange forward contracts for this risk management purpose. At December 31, 2018 and 2017, the total notional amount of derivative instruments designated as net investment hedges was $6.4 billion and $7.0 billion, respectively. At December 31, 2018 and 2017, the weighted-average remaining maturity of these instruments was approximately 0.2 years at both periods.

Anticipated Royalties and Cost Transactions

The company’s operations generate significant nonfunctional currency, third-party vendor payments and intercompany payments for royalties and goods and services among the company’s non-U.S. subsidiaries and with the company. In anticipation of these foreign currency cash flows and in view of the volatility of the currency markets, the company selectively employs foreign exchange forward contracts to manage its currency risk. These forward contracts are accounted for as cash flow hedges. The maximum length of time over which the company has hedged its exposure to the variability in future cash flows is four years. At December 31, 2018 and 2017, the total notional amount of forward contracts designated as cash flow hedges of forecasted royalty and cost transactions was $9.8 billion and $7.8 billion, respectively. The weighted-average remaining maturity of these instruments at December 31, 2018 and 2017 was 0.8 years and 0.7 years, respectively.

At December 31, 2018 and 2017, in connection with cash flow hedges of anticipated royalties and cost transactions, the company recorded net gains of $342 million and net gains of $27 million (before taxes), respectively, in AOCI. The company estimates that $266 million (before taxes) of deferred net gains on derivatives in AOCI at December 31, 2018 will be reclassified to net income within the next 12 months, providing an offsetting economic impact against the underlying anticipated transactions.

Foreign Currency Denominated Borrowings

The company is exposed to exchange rate volatility on foreign currency denominated debt. To manage this risk, the company employs cross-currency swaps to convert fixed-rate foreign currency denominated debt to fixed-rate debt denominated in the functional currency of the borrowing entity. These swaps are accounted for as cash flow hedges. The maximum length of time over which the company has hedged its exposure to the variability in future cash flows is approximately ten years. At December 31, 2018 and 2017, the total notional amount of cross-currency swaps designated as cash flow hedges of foreign currency denominated debt was $6.5 billion at both periods.

At December 31, 2018 and 2017, in connection with cash flow hedges of foreign currency denominated borrowings, the company recorded net gains of $75 million and net gains of $42 million (before taxes), respectively, in AOCI. The company estimates that $189 million (before taxes) of deferred net gains on derivatives in AOCI at December 31, 2018, will be reclassified to net income within the next 12 months, providing an offsetting economic impact against the underlying exposure.

Subsidiary Cash and Foreign Currency

Asset/Liability Management

The company uses its Global Treasury Centers to manage the cash of its subsidiaries. These centers principally use currency swaps to convert cash flows in a cost-effective manner. In addition, the company uses foreign exchange forward contracts to economically hedge, on a net basis, the foreign currency exposure of a portion of the company’s nonfunctional currency assets and liabilities. The terms of these forward and swap contracts are generally less than one year. The changes in the fair values of these contracts and of the underlying hedged exposures are generally offsetting and are recorded in other (income) and expense in the Consolidated Statement of Earnings. At December 31, 2018 and 2017, the total notional amount of derivative instruments in economic hedges of foreign currency exposure was $5.2 billion and $11.5 billion, respectively.

Equity Risk Management

The company is exposed to market price changes in certain broad market indices and in the company’s own stock primarily related to certain obligations to employees. Changes in the overall value of these employee compensation obligations are recorded in SG&A expense in the Consolidated Statement of Earnings. Although not designated as accounting hedges, the company utilizes derivatives, including equity swaps and futures, to economically hedge the exposures related to its employee compensation obligations. The derivatives are linked to the total return on certain broad market indices or the total return on the company’s common stock, and are recorded at fair value with gains or losses also reported in SG&A expense in the Consolidated Statement of Earnings. At December 31, 2018 and 2017, the total notional amount of derivative instruments in economic hedges of these compensation obligations was $1.2 billion and $1.3 billion, respectively.

Other Risks

The company may hold warrants to purchase shares of common stock in connection with various investments that are deemed derivatives because they contain net share or net cash settlement provisions. The company records the changes in the fair value of these warrants in other (income) and expense in the Consolidated Statement of Earnings. The company did not have any warrants qualifying as derivatives outstanding at December 31, 2018 and 2017.

The company is exposed to a potential loss if a client fails to pay amounts due under contractual terms. The company may utilize credit default swaps to economically hedge its credit exposures. The swaps are recorded at fair value with gains and losses reported in other (income) and expense in the Consolidated Statement of Earnings. The company did not have any derivative instruments relating to this program outstanding at December 31, 2018 and 2017.

The company is exposed to market volatility on certain investment securities. The company may utilize options or forwards to economically hedge its market exposure. The derivatives are recorded at fair value with gains and losses reported in other (income) and expense in the Consolidated Statement of Earnings. At December 31, 2018 and 2017, the company did not have any derivative instruments relating to this program outstanding.

The following tables provide a quantitative summary of the derivative and non-derivative instrument-related risk management activity at December 31, 2018 and 2017, as well as for the years ended December 31, 2018, 2017 and 2016, respectively.

Fair Values of Derivative Instruments in the Consolidated Statement of Financial Position

($ in millions)

	Fair Value of Derivative Assets			Fair Value of Derivative Liabilities
	Balance Sheet			Balance Sheet
At December 31:	Classification	2018	2017	Classification	2018	2017
Designated as hedging instruments
Interest rate contracts	Prepaid expenses and other current assets	$9	$2	Other accrued expenses and liabilities	$4	$—
	Investments and sundry assets	212	459	Other liabilities	76	34
Foreign exchange contracts	Prepaid expenses and other current assets	348	111	Other accrued expenses and liabilities	110	318
	Investments and sundry assets	135	298	Other liabilities	129	3

	Fair value of derivative assets	$704	$870	Fair value of derivative liabilities	$320	$355

Not designated as hedging instruments
Foreign exchange contracts	Prepaid expenses and other current assets	$26	$61	Other accrued expenses and liabilities	$13	$57
Equity contracts	Prepaid expenses and other current assets	2	12	Other accrued expenses and liabilities	51	3
	Fair value of derivative assets	$28	$72	Fair value of derivative liabilities	$63	$60

Total derivatives		$731	$942		$383	$415

Total debt designated as hedging instruments (1)
Short-term debt		N/A	N/A		$—	$—
Long-term debt		N/A	N/A		6,261	6,471
		N/A	N/A		$6,261	$6,471

Total		$731	$942		$6,644	$6,886

(1) Debt designated as hedging instruments are reported at carrying value.

N/A — Not applicable

At December 31, 2018, the following amounts were recorded in the Consolidated Statement of Financial Position related to cumulative basis adjustments for fair value hedges:

($ in millions)

		Cumulative Amount
		of Fair Value Hedging
	Carrying Amount	Adjustment Included
Line Item in the Consolidated Statement of Financial Position	of the Hedged Item	in the Carrying Amount
in which the Hedged Item is Included	Assets/(Liabilities)	of Assets/(Liabilities)
Short-term debt	$(1,878)	$(4	)(1)
Long-term debt	$(6,004)	$(333	)(2)

(1) Includes ($6) million of hedging adjustments on discontinued hedging relationships.

(2) Includes ($213) million of hedging adjustments on discontinued hedging relationships.

The Effect of Derivative Instruments in the Consolidated Statement of Earnings

The total amounts of income and expense line items presented in the Consolidated Statement of Earnings in which the effects of fair value hedges, cash flow hedges, net investment hedges and derivatives not designated as hedging instruments are recorded and the total effect of hedge activity on these income and expense line items, are as follows:

($ in millions)

					Other
	Cost of	Cost of	Cost of	SG&A	(Income) and	Interest
For the year ended December 31, 2018	Services	Sales	Financing	Expense	Expense	Expense
Total	$34,059	$7,464	$1,132	$19,366	$1,152	$723
Gains/(losses) of total hedge activity	30	8	(6)	(116)	(434)	(6)

($ in millions)

	Gain/(Loss) Recognized in Earnings
	Consolidated				Attributable to Risk
	Statement of	Recognized on Derivatives			Being Hedged (2)
For the year ended December 31:	Earnings Line Item	2018	2017	2016	2018	2017	2016
Derivative instruments in fair value hedges (1)
Interest rate contracts	Cost of financing	$(61)	$1	$28	$97	$74	$58
	Interest expense	(58)	1	31	92	69	63
Derivative instruments not designated as hedging instruments
Interest rate contracts	Other (income) and expense	—	—	0	N/A	N/A	N/A
Foreign exchange contracts	Other (income) and expense	(93)	16	(189)	N/A	N/A	N/A
Equity contracts	SG&A expense	(116)	135	112	N/A	N/A	N/A
	Other (income) and expense	—	—	(1)	N/A	N/A	N/A

Total		$(327)	$153	$(18)	$189	$144	$121

($ in millions)

	Gain/(Loss) Recognized in Earnings and Other Comprehensive Income
				Consolidated				Amounts Excluded from
For the year ended	Recognized in OCI			Statement of	Reclassified from AOCI			Effectiveness Testing (3)
December 31:	2018	2017	2016	Earnings Line Item	2018	2017	2016	2018	2017	2016
Derivative instruments in cash flow hedges
Interest rate contracts	$(35)	$—	$—	Cost of financing	$—	$—	$—	$—	$—	$—
				Interest expense	—	—	—	—	—	—
Foreign exchange contracts	(101)	(58)	243	Cost of services	30	70	(8)	—	—	—
				Cost of sales	8	3	(5)	—	—	—
				Cost of financing*	(75)	(23)	(12)	—	—	—
				SG&A expense	0	11	4	—	—	—
				Other (income) and expense	(341)	324	(68)	—	1	(3)
				Interest expense*	(71)	(22)	(13)	—	—	—
Instruments in net investment hedges (4)
Foreign exchange contracts	686	(1,607)	311	Cost of financing*	—	—	—	33	23	37
				Interest expense*	—	—	—	31	21	40

Total	$549	$(1,665)	$555		$(449)	$363	$(102)	$64	$45	$74

* Reclassified to conform to 2018 presentation.

Prior period gain or loss amounts and presentation are not conformed to the new hedge accounting guidance that the company adopted in 2018.

Refer to note B, “Accounting Changes,” for further information.

(1) The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.

(2) The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.

(3) The company’s policy is to recognize all fair value changes in amounts excluded from effectiveness testing in net income each period.

(4) Instruments in net investment hedges include derivative and non-derivative instruments.

N/A — Not applicable

For the years ended December 31, 2018, 2017 and 2016, there were no material gains or losses excluded from the assessment of hedge effectiveness (for fair value or cash flow hedges), or associated with an underlying exposure that did not or was not expected to occur (for cash flow hedges); nor are there any anticipated in the normal course of business.